Borrowings (Details) $ in Thousands	3 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2014 USD ($)	May. 28, 2010 USD ($)	Jun. 30, 2015 USD ($)	Jul. 18, 2014 USD ($)	Nov. 13, 2014 USD ($)	Dec. 29, 2011 USD ($)	Dec. 31, 2014 USD ($)	Nov. 13, 2013 USD ($)
Debt Instrument [Line Items]
Line of credit facility remaining borrowing capacity			$ 40,000
Secured Debt
Debt Instrument [Line Items]
Amount outstanding			$ 454,277
Variable rate basis			LIBOR
Secured Debt | Minimum
Debt Instrument [Line Items]
Interest percentage			2.50%
Loan maturity			October 2016
Secured Debt | Maximum
Debt Instrument [Line Items]
Interest percentage			3.25%
Loan maturity			February 2023
Ship Mortgage Notes $670,000
Debt Instrument [Line Items]
Loans outstanding			$ 670,000				$ 670,000
Ship Mortgage Notes $670,000 | Existing 2021 Notes
Debt Instrument [Line Items]
Debt Instrument Face Amount								$ 610,000
Fixed rate								8.125%
Maturity date			Nov. 15, 2021
Ship Mortgage Notes $670,000 | Additional 2021 Notes
Debt Instrument [Line Items]
Debt Instrument Face Amount	$ 60,000
Redemption price of senior notes percentage of principal amount	103.25%
Proceeds from the sale of the 2021 Notes	$ 59,598
DVB Bank S.E. and ABN Amro Bank N.V.
Debt Instrument [Line Items]
Amount outstanding			$ 0				17,931
Line of credit facility issuance date		May 28, 2010
Line of credit facility maximum borrowing capacity		$ 52,000
Number of loan tranches		2
Amount of each tranche		$ 26,000
Amount repaid					$ 18,379
Interest rate description		LIBOR
Interest rate percentage		2.75%
Deferred charges written-off			91
Norddeutsche Landesbank Girozentrale
Debt Instrument [Line Items]
Amount outstanding			27,734				24,971
Line of credit facility issuance date						Dec. 29, 2011
Line of credit facility maximum borrowing capacity						$ 28,125
Interest rate description						LIBOR plus: (a) up to but not including the drawdown date of, 175 bps per annum; (b) thereafter until, but not including, the tenth repayment date, 250 bps per annum; and (c) thereafter 300 bps per annum
Repayment installments						32
Repayment frequency						quarterly
Repayment amount						$ 391
Balloon payment on the last repayment date						$ 15,625
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB
Debt Instrument [Line Items]
Amount outstanding			63,722				$ 74,639
Line of credit facility issuance date				Jul. 18, 2014
Line of credit facility maximum borrowing capacity				$ 132,413
Number of loan tranches				8
Amount repaid			$ 29,678		$ 29,610
Interest rate description				One of the four outstanding tranches bears an interest at LIBOR plus 325 bps per annum and the remaining three tranches bear interest at LIBOR plus 310 bps per annum.
Loan maturity			July 2019
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB | Tranche A
Debt Instrument [Line Items]
Repayment installments				16
Repayment frequency				quarterly
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB | Tranche A | Minimum
Debt Instrument [Line Items]
Repayment amount				$ 348
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB | Tranche A | Maximum
Debt Instrument [Line Items]
Repayment amount				$ 380
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB | Tranche B
Debt Instrument [Line Items]
Repayment installments				16
Repayment frequency				quarterly
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB | Tranche B | Minimum
Debt Instrument [Line Items]
Repayment amount				$ 348
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB | Tranche B | Maximum
Debt Instrument [Line Items]
Repayment amount				$ 380
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB | Tranche C
Debt Instrument [Line Items]
Repayment installments				16
Repayment frequency				quarterly
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB | Tranche C | Minimum
Debt Instrument [Line Items]
Repayment amount				$ 348
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB | Tranche C | Maximum
Debt Instrument [Line Items]
Repayment amount				$ 380
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB | Tranche D
Debt Instrument [Line Items]
Repayment installments				16
Repayment frequency				quarterly
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB | Tranche D | Minimum
Debt Instrument [Line Items]
Repayment amount				$ 348
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB | Tranche D | Maximum
Debt Instrument [Line Items]
Repayment amount				$ 380